LORD ABBETT GLOBAL FUND, INC.

Lord Abbett Emerging Markets Corporate Debt Fund

Lord Abbett Emerging Markets Local Bond Fund

Supplement dated April 6, 2016 to the

Statement of Additional Information dated May 1, 2015

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1.	The following paragraph replaces the second and fourth paragraphs in the subsection titled “Investment Advisory and Other Services – Portfolio Managers” on page 5-3 of the Statement of Additional Information (the “SAI”):

Andrew H. O’Brien heads Emerging Markets Corporate Debt Fund’s team. Assisting Mr. O’Brien is Leah G. Traub. Mr. O’Brien and Ms. Traub are jointly and primarily responsible for the day-to-day management of the Fund. Robert A. Lee is a senior member of the team.

Leah G. Traub heads Emerging Markets Local Bond Fund’s team. Assisting Ms. Traub is David B. Ritt. Ms. Traub and Mr. Ritt are jointly and primarily responsible for the day-to-day management of the Fund. Robert A. Lee is a senior member of the team.

2.	The following rows replace the applicable rows of the corresponding table beginning on page 5-3 of the SAI in the subsection titled “Investment Advisory and Other Services – Portfolio Managers”:

Fund	Name	Other Accounts Managed (# and Total Net Assets+)
		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Emerging Markets Corporate Debt Fund	Andrew H. O’Brien	9/$46,330.2	4/$536.2	829/$3,195.0(1)
	Leah G. Traub	2/$389.3	0/$0	0/$0
	Robert A. Lee	16/$68,318.1	7/$802.0	3,026/$4,630.6(1)

Emerging Markets Local Bond Fund	Leah G. Traub	2/$390.8	0/$0	0/$0
	David B. Ritt	1/$378.1	0/$0	0/$0
	Robert A. Lee	16/$68,319.6	7/$802.0	3,026/$4,630.6(1)
+ Total net assets are in millions. (1) Does not include $77.3 million for which Lord Abbett provides investment models to managed account sponsors.

3.	The following rows replace the applicable rows of the corresponding table on page 5-5 of the SAI in the subsection titled “Investment Advisory and Other Services – Holdings of Portfolio Managers”:

Fund	Name	Dollar Range of Shares in the Funds
		None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Emerging Markets Corporate Debt Fund	Andrew H. O’Brien		X
	Leah G. Traub			X
	Robert A. Lee			X
Emerging Markets Local Bond Fund	Leah G. Traub			X
	David B. Ritt			X
	Robert A. Lee				X

Please retain this document for your future reference.